AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 9, 2024

File No. 333-273398

File No. 811-23890

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 4	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 7	/X/

MACQUARIE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street

Philadelphia, PA 19106-2354

(Address of Principal Executive Offices, Zip Code)

(800) 523-1918

(Registrant’s Telephone Number, including Area Code)

David F. Connor, Esq.

100 Independence, 610 Market Street

Philadelphia, PA 19106-2354

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ / Immediately upon filing pursuant to paragraph (b)
/X/ On July 12, 2024 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

[X]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate July 12, 2024 as the new effective date for Post-Effective Amendment No. 2, which was filed with the Securities and Exchange Commission (the “SEC”) on April 26, 2024 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001206774-24-000396) for the purpose of introducing the Macquarie Focused Emerging Markets Equity ETF (the “Fund”), a series of Macquarie ETF Trust.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 2.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 2.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 2.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 4 to Registration Statement No. 333-273398 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania on the 9th day of July, 2024.

MACQUARIE ETF TRUST

By:	/s/ John Leonard
John Leonard
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ John Leonard	President/Chief Executive Officer	July 9, 2024
John Leonard	(Principal Executive Officer) and Trustee

Thomas F. Flannery*	Trustee	July 9, 2024
Thomas F. Flannery

Beata Kirr*	Trustee	July 9, 2024
Beata Kirr

Brian A. Swain*	Trustee	July 9, 2024
Brian A. Swain

Richard Salus*	Chief Financial Officer	July 9, 2024
Richard Salus	(Principal Financial Officer)
*By:	/s/ John Leonard
John Leonard
As Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney incorporated herein by reference)